Summary of Significant Accounting Policies and Recent Accounting Pronouncements - Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Cash and cash equivalents	$ 465	$ 921
Restricted cash included in Other current assets	9	6
Cash, cash equivalents and restricted cash in the statement of cash flows	$ 474	$ 927	$ 622	$ 904